Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

27.Subsequent events

One VLGC was delivered to BW LPG in February 2025, following the declaration of purchase option for consideration of US$69.8 million.

Concluded the sale and delivery of one VLGC in October 2024, which was delivered in February 2025. The sale generated US$65.0 million in proceeds and a net book gain of US$33.0 million.

Exercised the purchase option for one VLGC in February 2025 for a consideration of approximately US$70.0 million with an estimated delivery in Q2 2025.

Completed a US$65.0 million financing arrangement in February 2025 for one VLGC under a Japanese operating lease with call option (JOLCO) structure.